TAXES, CHARGES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands			1 Months Ended
		Aug. 12, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
TAXES, CHARGES AND CONTRIBUTIONS
Fistel (1)	[1]			R$ 671,145
ICMS				861,464	R$ 906,447
PIS and COFINS				221,323	331,863
Fust and Funttel				88,088	89,394
ISS, CIDE and other taxes				84,772	97,163
Total				1,926,792	1,424,867
Current				1,607,434	1,139,812
Non-current				R$ 319,358	R$ 285,055
Fistel taxes paid		R$ 416,475	R$ 416,500

[1]	On April 15, 2020, provisional measure 952 was published in the Official Gazette (“DOU”), extending the deadline for payment of Fistel from March 31, 2020 to August 31, 2020, with no impact additional penalty or interest. On August 12, 2020, the Company made a partial payment of R$416,475. The balance refers to the residual payment which has been suspended according to the decision of the Federal Regional Court of the First Region, published on March 18, 2020.